UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 03999

John Hancock Investment Trust II

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following semi-annual reports to shareholders for the period ended April 30, 2024:

•John Hancock Financial Industries Fund

•John Hancock Regional Bank Fund

Semiannual report
John Hancock
Financial Industries Fund
U.S. equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Financial Industries Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
13	Financial highlights
18	Notes to financial statements
26	Statement regarding liquidity risk management
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The S&P 500 Financials Index tracks the performance of publicly traded large-cap financial companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Portfolio summary
INDUSTRY COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Citigroup, Inc.	4.0
Visa, Inc., Class A	3.7
KKR & Company, Inc.	3.7
The Progressive Corp.	3.1
JPMorgan Chase & Co.	2.9
East West Bancorp, Inc.	2.9
American Express Company	2.9
The Goldman Sachs Group, Inc.	2.9
Sumitomo Mitsui Financial Group, Inc.	2.9
Reinsurance Group of America, Inc.	2.9
TOTAL	31.9
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

COUNTRY COMPOSITION AS OF 4/30/2024 (% of net assets)
United States	84.5
Japan	4.8
Netherlands	2.5
Denmark	2.3
Puerto Rico	1.7
Bermuda	1.5
Switzerland	1.2
Canada	1.0
Other countries	0.5
TOTAL	100.0
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,223.70	$6.75	1.22%
	Hypothetical example	1,000.00	1,018.80	6.12	1.22%
Class C	Actual expenses/actual returns	1,000.00	1,219.50	10.93	1.98%
	Hypothetical example	1,000.00	1,015.00	9.92	1.98%
Class I	Actual expenses/actual returns	1,000.00	1,225.00	5.42	0.98%
	Hypothetical example	1,000.00	1,020.00	4.92	0.98%
Class R6	Actual expenses/actual returns	1,000.00	1,226.00	4.76	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%
Class NAV	Actual expenses/actual returns	1,000.00	1,225.30	4.76	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 97.5%		$443,593,756
(Cost $348,085,379)
Financials 95.7%		435,514,563
Banks 35.6%
American Business Bank (A)	104,678	3,506,713
Bank of America Corp.	176,645	6,537,631
Citigroup, Inc.	298,588	18,312,402
Danske Bank A/S	357,158	10,281,503
East West Bancorp, Inc.	178,485	13,295,348
Eastern Bankshares, Inc.	357,710	4,492,838
Enterprise Bancorp, Inc.	53,580	1,301,994
Fifth Third Bancorp	222,167	8,100,209
Fulton Financial Corp.	128,771	2,131,160
JPMorgan Chase & Co.	69,409	13,308,482
M&T Bank Corp.	84,096	12,142,621
Popular, Inc.	92,094	7,827,069
Sumitomo Mitsui Financial Group, Inc.	229,300	13,025,105
Sumitomo Mitsui Trust Holdings, Inc.	422,800	8,889,294
Synovus Financial Corp.	318,640	11,404,126
U.S. Bancorp	198,728	8,074,319
Wells Fargo & Company	213,410	12,659,481
Western Alliance Bancorp	120,163	6,828,863
Capital markets 26.9%
AllianceBernstein Holding LP	68,553	2,295,840
Ameriprise Financial, Inc.	31,194	12,845,377
Ares Management Corp., Class A	76,529	10,185,245
Cboe Global Markets, Inc.	27,064	4,902,644
Intercontinental Exchange, Inc.	52,577	6,769,815
KKR & Company, Inc.	180,020	16,754,461
Morgan Stanley	74,766	6,791,743
Nasdaq, Inc.	191,491	11,460,736
Onex Corp.	64,995	4,611,239
S&P Global, Inc.	15,339	6,378,416
The Carlyle Group, Inc.	137,893	6,177,606
The Charles Schwab Corp.	156,083	11,542,338
The Goldman Sachs Group, Inc.	30,900	13,185,339
Tradeweb Markets, Inc., Class A	83,612	8,504,177
Consumer finance 5.7%
American Express Company	56,774	13,286,819
Discover Financial Services	98,575	12,492,410
Financial services 9.7%
Adyen NV (A)(B)	4,327	5,183,746
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	7

	Shares	Value
Financials (continued)
Financial services (continued)
Fiserv, Inc. (A)	70,147	$10,709,342
Mastercard, Inc., Class A	25,319	11,423,933
Visa, Inc., Class A	63,278	16,997,102
Insurance 17.8%
Aon PLC, Class A	16,676	4,702,799
Arch Capital Group, Ltd. (A)	52,614	4,921,514
Arthur J. Gallagher & Company	24,416	5,730,191
Chubb, Ltd.	22,279	5,539,451
Everest Group, Ltd.	5,110	1,872,355
Kinsale Capital Group, Inc.	12,578	4,568,959
NN Group NV	130,439	6,017,265
Palomar Holdings, Inc. (A)	36,962	2,907,801
Reinsurance Group of America, Inc.	69,101	12,921,196
Skyward Specialty Insurance Group, Inc. (A)	221,609	7,738,586
The Progressive Corp.	66,834	13,918,181
Unum Group	198,398	10,058,779
Real estate 1.8%		8,079,193
Industrial REITs 0.5%
Prologis Property Mexico SA de CV (C)	613,215	2,408,365
Specialized REITs 1.3%
Digital Realty Trust, Inc.	40,862	5,670,828

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.7%				$2,920,278
(Cost $2,811,358)
Financials 0.7%				2,920,278
Mortgage real estate investment trusts 0.7%
Redwood Trust, Inc.	7.750	06-15-27	3,076,000	2,920,278

	Yield (%)	Shares	Value
Short-term investments 2.8%			$12,850,840
(Cost $12,851,569)
Short-term funds 2.8%			12,850,840
John Hancock Collateral Trust (D)	5.4256(E)	1,285,496	12,850,840

Total investments (Cost $363,748,306) 101.0%	$459,364,874
Other assets and liabilities, net (1.0%)	(4,450,609)
Total net assets 100.0%	$454,914,265

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
8	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 4-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $275.
(E)	The rate shown is the annualized seven-day yield as of 4-30-24.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $365,787,828. Net unrealized appreciation aggregated to $93,577,046, of which $97,711,249 related to gross unrealized appreciation and $4,134,203 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $350,896,737) including $21 of securities loaned	$446,514,034
Affiliated investments, at value (Cost $12,851,569)	12,850,840
Total investments, at value (Cost $363,748,306)	459,364,874
Foreign currency, at value (Cost $2,304)	2,258
Dividends and interest receivable	786,584
Receivable for fund shares sold	152,508
Receivable for investments sold	2,794,179
Receivable for securities lending income	979
Other assets	77,268
Total assets	463,178,650
Liabilities
Payable for investments purchased	7,903,037
Payable for fund shares repurchased	213,150
Payable upon return of securities loaned	22
Payable to affiliates
Accounting and legal services fees	17,639
Transfer agent fees	24,741
Distribution and service fees	48,039
Trustees’ fees	591
Other liabilities and accrued expenses	57,166
Total liabilities	8,264,385
Net assets	$454,914,265
Net assets consist of
Paid-in capital	$338,559,173
Total distributable earnings (loss)	116,355,092
Net assets	$454,914,265

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($217,980,857 ÷ 13,600,492 shares)[1]	$16.03
Class C ($5,108,676 ÷ 376,056 shares)[1]	$13.58
Class I ($28,275,397 ÷ 1,768,506 shares)	$15.99
Class R6 ($3,147,368 ÷ 196,719 shares)	$16.00
Class NAV ($200,401,967 ÷ 12,533,380 shares)	$15.99
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.87

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$4,936,450
Dividends from affiliated investments	170,713
Interest	153,140
Less foreign taxes withheld	(137,189)
Total investment income	5,123,114
Expenses
Investment management fees	1,777,655
Distribution and service fees	290,031
Accounting and legal services fees	47,300
Transfer agent fees	150,366
Trustees’ fees	5,193
Custodian fees	34,334
State registration fees	33,441
Printing and postage	17,800
Professional fees	35,523
Other	11,830
Total expenses	2,403,473
Less expense reductions	(18,910)
Net expenses	2,384,563
Net investment income	2,738,551
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	21,358,053
Affiliated investments	1,036
21,359,089
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	65,875,431
Affiliated investments	(663)
65,874,768
Net realized and unrealized gain	87,233,857
Increase in net assets from operations	$89,972,408
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$2,738,551	$9,938,830
Net realized gain	21,359,089	2,572,571
Change in net unrealized appreciation (depreciation)	65,874,768	(85,110,765)
Increase (decrease) in net assets resulting from operations	89,972,408	(72,599,364)
Distributions to shareholders
From earnings
Class A	(4,178,789)	(24,496,676)
Class C	(92,603)	(978,548)
Class I	(563,176)	(4,170,159)
Class R6	(53,950)	(201,037)
Class NAV	(4,620,843)	(29,117,821)
Total distributions	(9,509,361)	(58,964,241)
From fund share transactions	(34,051,916)	(51,580,918)
Total increase (decrease)	46,411,131	(183,144,523)
Net assets
Beginning of period	408,503,134	591,647,657
End of period	$454,914,265	$408,503,134
12	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.35	$17.14	$24.22	$16.15	$19.34	$18.97
Net investment income[2]	0.08	0.26	0.18	0.15	0.15	0.22
Net realized and unrealized gain (loss) on investments	2.89	(2.38)	(2.80)	8.92	(1.89)	1.37
Total from investment operations	2.97	(2.12)	(2.62)	9.07	(1.74)	1.59
Less distributions
From net investment income	(0.27)	(0.13)	(0.43)	(0.23)	(0.24)	(0.14)
From net realized gain	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)	(1.08)
Total distributions	(0.29)	(1.67)	(4.46)	(1.00)	(1.45)	(1.22)
Net asset value, end of period	$16.03	$13.35	$17.14	$24.22	$16.15	$19.34
Total return (%)[3,4]	22.37[5]	(13.17)	(12.33)	58.18	(10.06)	9.55
Ratios and supplemental data
Net assets, end of period (in millions)	$218	$194	$256	$318	$211	$261
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[6]	1.22	1.21	1.21	1.23	1.21
Expenses including reductions	1.22[6]	1.21	1.20	1.20	1.22	1.21
Net investment income	1.04[6]	1.79	1.01	0.70	0.90	1.20
Portfolio turnover (%)	39	72	45	64	40	28

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	13

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$11.31	$14.77	$21.45	$14.39	$17.39	$17.17
Net investment income (loss)[2]	0.02	0.13	0.04	(0.01)	0.02	0.08
Net realized and unrealized gain (loss) on investments	2.44	(2.05)	(2.44)	7.95	(1.70)	1.22
Total from investment operations	2.46	(1.92)	(2.40)	7.94	(1.68)	1.30
Less distributions
From net investment income	(0.17)	—[3]	(0.25)	(0.11)	(0.11)	—
From net realized gain	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)	(1.08)
Total distributions	(0.19)	(1.54)	(4.28)	(0.88)	(1.32)	(1.08)
Net asset value, end of period	$13.58	$11.31	$14.77	$21.45	$14.39	$17.39
Total return (%)[4,5]	21.95[6]	(13.90)	(12.88)	57.01	(10.82)	8.75
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$10	$15	$14	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99[7]	1.98	1.95	1.95	1.98	1.96
Expenses including reductions	1.98[7]	1.97	1.94	1.94	1.97	1.95
Net investment income (loss)	0.29[7]	1.03	0.26	(0.04)	0.16	0.47
Portfolio turnover (%)	39	72	45	64	40	28

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
14	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.34	$17.15	$24.21	$16.13	$19.33	$18.98
Net investment income[2]	0.10	0.29	0.23	0.21	0.20	0.27
Net realized and unrealized gain (loss) on investments	2.89	(2.38)	(2.79)	8.91	(1.90)	1.34
Total from investment operations	2.99	(2.09)	(2.56)	9.12	(1.70)	1.61
Less distributions
From net investment income	(0.32)	(0.18)	(0.47)	(0.27)	(0.29)	(0.18)
From net realized gain	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)	(1.08)
Total distributions	(0.34)	(1.72)	(4.50)	(1.04)	(1.50)	(1.26)
Net asset value, end of period	$15.99	$13.34	$17.15	$24.21	$16.13	$19.33
Total return (%)[3]	22.50[4]	(13.00)	(12.05)	58.63	(9.92)	9.87
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$23	$36	$47	$21	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[5]	0.98	0.95	0.95	0.98	0.96
Expenses including reductions	0.98[5]	0.97	0.94	0.94	0.97	0.96
Net investment income	1.28[5]	1.98	1.27	0.97	1.18	1.46
Portfolio turnover (%)	39	72	45	64	40	28

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	15

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.35	$17.16	$24.24	$16.15	$19.34	$18.99
Net investment income[2]	0.11	0.31	0.25	0.23	0.20	0.28
Net realized and unrealized gain (loss) on investments	2.89	(2.38)	(2.80)	8.92	(1.87)	1.35
Total from investment operations	3.00	(2.07)	(2.55)	9.15	(1.67)	1.63
Less distributions
From net investment income	(0.33)	(0.20)	(0.50)	(0.29)	(0.31)	(0.20)
From net realized gain	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)	(1.08)
Total distributions	(0.35)	(1.74)	(4.53)	(1.06)	(1.52)	(1.28)
Net asset value, end of period	$16.00	$13.35	$17.16	$24.24	$16.15	$19.34
Total return (%)[3]	22.60[4]	(12.90)	(11.97)	58.71	(9.77)	9.99
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$2	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.87	0.84	0.84	0.86	0.85
Expenses including reductions	0.86[5]	0.86	0.84	0.84	0.85	0.85
Net investment income	1.39[5]	2.13	1.39	1.09	1.26	1.54
Portfolio turnover (%)	39	72	45	64	40	28

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.35	$17.16	$24.23	$16.14	$19.34	$18.98
Net investment income[2]	0.11	0.31	0.25	0.23	0.21	0.29
Net realized and unrealized gain (loss) on investments	2.88	(2.38)	(2.79)	8.92	(1.89)	1.36
Total from investment operations	2.99	(2.07)	(2.54)	9.15	(1.68)	1.65
Less distributions
From net investment income	(0.33)	(0.20)	(0.50)	(0.29)	(0.31)	(0.21)
From net realized gain	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)	(1.08)
Total distributions	(0.35)	(1.74)	(4.53)	(1.06)	(1.52)	(1.29)
Net asset value, end of period	$15.99	$13.35	$17.16	$24.23	$16.14	$19.34
Total return (%)[3]	22.53[4]	(12.88)	(11.95)	58.83	(9.81)	10.02
Ratios and supplemental data
Net assets, end of period (in millions)	$200	$184	$288	$414	$330	$422
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.86	0.84	0.83	0.85	0.84
Expenses including reductions	0.86[5]	0.86	0.83	0.83	0.84	0.83
Net investment income	1.40[5]	2.15	1.38	1.08	1.27	1.59
Portfolio turnover (%)	39	72	45	64	40	28

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
18	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$162,119,158	$129,923,256	$32,195,902	—
Capital markets	122,404,976	122,404,976	—	—
Consumer finance	25,779,229	25,779,229	—	—
Financial services	44,314,123	39,130,377	5,183,746	—
Insurance	80,897,077	74,879,812	6,017,265	—
Real estate
Industrial REITs	2,408,365	2,408,365	—	—
Specialized REITs	5,670,828	5,670,828	—	—
Convertible bonds	2,920,278	—	2,920,278	—
Short-term investments	12,850,840	12,850,840	—	—
Total investments in securities	$459,364,874	$413,047,683	$46,317,191	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	19

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2024, the fund loaned securities valued at $21 and received $22 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
20	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $2,562.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	21

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals, partnerships, and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the ﬁrst $250 million of the fund’s aggregate average daily net assets, (b) 0.775% of the next $250 million of the fund’s aggregate average daily net assets, (c) 0.750% of the next $500 million of the fund’s aggregate average daily net assets; and (d) 0.725% of the fund’s aggregate average daily net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Financial Industries Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$9,024
Class C	248
Class I	1,103
Class	Expense reduction
Class R6	$112
Class NAV	8,423
Total	$18,910

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
22	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $18,475 for the six months ended April 30, 2024. Of this amount, $3,019 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $15,456 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $163 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$260,067	$130,740
Class C	29,964	3,622
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	23

Class	Distribution and service fees	Transfer agent fees
Class I	—	$15,938
Class R6	—	66
Total	$290,031	$150,366
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	162,199	$2,510,034	465,715	$6,751,269
Distributions reinvested	242,981	3,722,467	1,492,404	21,714,474
Repurchased	(1,311,165)	(20,259,033)	(2,361,174)	(34,188,892)
Net decrease	(905,985)	$(14,026,532)	(403,055)	$(5,723,149)
Class C shares
Sold	14,010	$189,714	44,891	$556,941
Distributions reinvested	6,497	84,597	72,242	896,521
Repurchased	(178,169)	(2,375,028)	(241,678)	(3,001,964)
Net decrease	(157,662)	$(2,100,717)	(124,545)	$(1,548,502)
Class I shares
Sold	394,887	$6,114,349	1,066,538	$16,877,824
Distributions reinvested	28,325	432,530	213,549	3,098,601
Repurchased	(373,979)	(5,760,664)	(1,689,263)	(25,000,655)
Net increase (decrease)	49,233	$786,215	(409,176)	$(5,024,230)
Class R6 shares
Sold	69,061	$1,096,244	68,033	$1,000,254
Distributions reinvested	3,533	53,950	13,855	201,037
Repurchased	(36,321)	(570,930)	(37,202)	(572,723)
Net increase	36,273	$579,264	44,686	$628,568
Class NAV shares
Sold	97,653	$1,498,545	925,789	$13,402,740
Distributions reinvested	302,808	4,620,843	2,008,126	29,117,821
Repurchased	(1,631,403)	(25,409,534)	(5,946,731)	(82,434,166)
Net decrease	(1,230,942)	$(19,290,146)	(3,012,816)	$(39,913,605)
Total net decrease	(2,209,083)	$(34,051,916)	(3,904,906)	$(51,580,918)
24	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

Affiliates of the fund owned 65% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $173,506,644 and $213,153,483, respectively, for the six months ended April 30, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2024, funds within the John Hancock group of funds complex held 44.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	14.9%
JHF II Multimanager Lifestyle Balanced Portfolio	11.5%
JHF II Multimanager Lifestyle Aggressive Portfolio	6.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,285,496	$8,637,662	$81,267,056	$(77,054,251)	$1,036	$(663)	$170,713	—	$12,850,840

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	25

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Financial Industries Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
26	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	27

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Ryan P. Lentell, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment
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Results for investors
Our unique approach to asset management enables us to provide
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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549268	70SA 4/24
6/2024

Semiannual report
John Hancock
Regional Bank Fund
U.S. equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Regional Bank Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
9	Financial statements
12	Financial highlights
16	Notes to financial statements
22	Statement regarding liquidity risk management
24	More information
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	1

Your fund at a glance
INVESTMENT OBJECTIVES

The fund seeks long-term capital appreciation. Moderate income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States. Prior to March 29, 2024, the fund’s primary benchmark was the S&P Composite 1500 Banks Index. Effective March 29, 2024, the fund’s primary benchmark index is the S&P 500 Index, which is a broad-based securities market index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

Portfolio summary
INDUSTRY COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
M&T Bank Corp.	3.1
Huntington Bancshares, Inc.	2.9
JPMorgan Chase & Co.	2.9
Citizens Financial Group, Inc.	2.8
Regions Financial Corp.	2.7
Fifth Third Bancorp	2.6
U.S. Bancorp	2.5
Pinnacle Financial Partners, Inc.	2.5
Bank of America Corp.	2.5
KeyCorp	2.4
TOTAL	26.9
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,203.60	$6.90	1.26%
	Hypothetical example	1,000.00	1,018.60	6.32	1.26%
Class C	Actual expenses/actual returns	1,000.00	1,199.10	10.72	1.96%
	Hypothetical example	1,000.00	1,015.10	9.82	1.96%
Class I	Actual expenses/actual returns	1,000.00	1,204.90	5.26	0.96%
	Hypothetical example	1,000.00	1,020.10	4.82	0.96%
Class R6	Actual expenses/actual returns	1,000.00	1,206.00	4.66	0.85%
	Hypothetical example	1,000.00	1,020.60	4.27	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	5

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 99.0%		$706,993,395
(Cost $415,710,058)
Financials 99.0%		706,993,395
Banks 99.0%
1st Source Corp.	124,699	6,185,070
ACNB Corp.	47,225	1,536,702
American Business Bank (A)	133,883	4,485,081
Ameris Bancorp	234,345	11,126,701
Atlantic Union Bankshares Corp.	247,236	7,854,688
Bank of America Corp.	473,958	17,541,186
Bank of Marin Bancorp	230,926	3,316,097
Bank7 Corp.	154,335	4,213,346
Banner Corp.	82,968	3,619,894
Bar Harbor Bankshares	179,132	4,492,631
BayCom Corp.	209,125	4,136,493
Business First Bancshares, Inc.	236,102	4,766,899
C&F Financial Corp.	56,826	2,225,874
Cadence Bank	269,433	7,455,211
California BanCorp (A)	171,351	3,718,317
Camden National Corp.	111,614	3,484,589
CB Financial Services, Inc.	83,544	1,855,512
Central Pacific Financial Corp.	196,757	3,923,335
Citizens Community Bancorp, Inc.	296,186	3,258,046
Citizens Financial Group, Inc.	578,538	19,733,931
Civista Bancshares, Inc.	233,144	3,329,296
Coastal Financial Corp. (A)	202,480	7,831,926
Codorus Valley Bancorp, Inc.	148,324	3,292,793
Colony Bankcorp, Inc.	134,990	1,467,341
Columbia Banking System, Inc.	384,125	7,225,391
Comerica, Inc.	137,308	6,888,742
Community West Bancshares	187,040	3,211,477
ConnectOne Bancorp, Inc.	183,485	3,286,216
Cullen/Frost Bankers, Inc.	106,190	11,079,865
CVB Financial Corp.	237,534	3,881,306
Eagle Bancorp Montana, Inc.	187,426	2,399,053
East West Bancorp, Inc.	190,499	14,190,271
Eastern Bankshares, Inc.	464,673	5,836,293
Enterprise Bancorp, Inc.	105,259	2,557,794
Equity Bancshares, Inc., Class A	166,801	5,556,141
ESSA Bancorp, Inc.	143,378	2,322,724
Evans Bancorp, Inc.	115,022	2,943,413
Farmers & Merchants Bancorp, Inc.	161,459	3,309,910
Farmers National Banc Corp.	194,894	2,305,596
6	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp	519,124	$18,927,261
First Business Financial Services, Inc.	152,988	5,059,313
First Citizens BancShares, Inc., Class A	2,347	3,958,826
First Community Corp.	199,374	3,295,652
First Financial Bancorp	360,699	7,975,055
First Horizon Corp.	415,497	6,199,215
First Merchants Corp.	271,553	9,075,301
First Mid Bancshares, Inc.	119,960	3,713,962
First Northwest Bancorp	65,783	674,276
Flushing Financial Corp.	156,468	1,724,277
Fulton Financial Corp.	204,279	3,380,817
German American Bancorp, Inc.	159,638	5,065,314
Great Southern Bancorp, Inc.	73,766	3,791,572
Hancock Whitney Corp.	315,971	14,341,924
HBT Financial, Inc.	283,188	5,226,235
Heritage Commerce Corp.	725,671	5,761,828
Heritage Financial Corp.	203,099	3,602,976
Horizon Bancorp, Inc.	467,573	5,367,738
Huntington Bancshares, Inc.	1,563,764	21,063,901
Independent Bank Corp. (Massachusetts)	114,721	5,763,583
Independent Bank Corp. (Michigan)	211,288	5,242,055
JPMorgan Chase & Co.	106,898	20,496,623
KeyCorp	1,173,529	17,004,435
Landmark Bancorp, Inc.	98,853	1,779,354
Live Oak Bancshares, Inc.	154,040	4,978,573
M&T Bank Corp.	153,627	22,182,201
Metrocity Bankshares, Inc.	118,368	2,720,097
Mid Penn Bancorp, Inc.	105,131	2,126,800
MidWestOne Financial Group, Inc.	176,201	3,553,974
NBT Bancorp, Inc.	131,117	4,590,406
Nicolet Bankshares, Inc.	129,246	9,891,196
Northrim BanCorp, Inc.	111,298	5,320,044
Ohio Valley Banc Corp.	103,713	2,437,256
Old National Bancorp	428,816	7,092,617
Old Second Bancorp, Inc.	545,401	7,471,994
OP Bancorp	369,601	3,374,457
Orange County Bancorp, Inc.	65,425	2,827,014
Pinnacle Financial Partners, Inc.	229,315	17,588,461
Plumas Bancorp	82,503	2,900,805
Popular, Inc.	167,865	14,266,846
Premier Financial Corp.	366,071	7,094,456
Provident Financial Holdings, Inc.	160,953	2,082,732
QCR Holdings, Inc.	140,931	7,745,568
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	7

	Shares	Value
Financials (continued)
Banks (continued)
Red River Bancshares, Inc.	77,365	$3,497,672
Regions Financial Corp.	982,357	18,930,019
Renasant Corp.	201,872	5,866,400
Riverview Bancorp, Inc.	541,802	2,020,921
SB Financial Group, Inc.	194,301	2,599,747
Shore Bancshares, Inc.	498,235	5,156,732
Sierra Bancorp	201,386	3,991,471
Southern Missouri Bancorp, Inc.	138,445	5,551,645
SouthState Corp.	101,546	7,687,032
Stock Yards Bancorp, Inc.	120,338	5,361,058
Synovus Financial Corp.	318,292	11,391,671
The First Bancorp, Inc.	132,306	2,921,316
The First Bancshares, Inc.	158,129	3,785,608
The PNC Financial Services Group, Inc.	103,336	15,837,275
Timberland Bancorp, Inc.	164,781	4,020,656
TriCo Bancshares	241,356	8,391,948
Truist Financial Corp.	342,763	12,870,751
U.S. Bancorp	445,609	18,105,094
Virginia National Bankshares Corp.	111,621	3,148,828
Westamerica BanCorp	123,795	5,762,657
Western Alliance Bancorp	165,111	9,383,258
WSFS Financial Corp.	358,345	15,312,082
Zions Bancorp NA	363,350	14,817,413

	Yield (%)	Shares	Value
Short-term investments 1.0%			$7,039,005
(Cost $7,039,187)
Short-term funds 1.0%			7,039,005
John Hancock Collateral Trust (B)	5.4256(C)	704,126	7,039,005

Total investments (Cost $422,749,245) 100.0%	$714,032,400
Other assets and liabilities, net (0.0%)	(265,821)
Total net assets 100.0%	$713,766,579

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 4-30-24.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $427,209,742. Net unrealized appreciation aggregated to $286,822,658, of which $315,812,525 related to gross unrealized appreciation and $28,989,867 related to gross unrealized depreciation.
8	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $415,710,058)	$706,993,395
Affiliated investments, at value (Cost $7,039,187)	7,039,005
Total investments, at value (Cost $422,749,245)	714,032,400
Dividends and interest receivable	631,319
Receivable for fund shares sold	1,025,974
Receivable for investments sold	3,352,934
Other assets	117,164
Total assets	719,159,791
Liabilities
Payable for investments purchased	3,064,185
Payable for fund shares repurchased	1,993,403
Payable to affiliates
Accounting and legal services fees	23,080
Transfer agent fees	69,813
Distribution and service fees	155,269
Trustees’ fees	1,224
Other liabilities and accrued expenses	86,238
Total liabilities	5,393,212
Net assets	$713,766,579
Net assets consist of
Paid-in capital	$386,887,636
Total distributable earnings (loss)	326,878,943
Net assets	$713,766,579

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($500,235,732 ÷ 21,307,005 shares)[1]	$23.48
Class C ($48,313,210 ÷ 2,185,449 shares)[1]	$22.11
Class I ($157,904,340 ÷ 6,732,724 shares)	$23.45
Class R6 ($7,313,297 ÷ 311,789 shares)	$23.46
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$24.72

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	9

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$13,784,330
Dividends from affiliated investments	108,020
Less foreign taxes withheld	(22,819)
Total investment income	13,869,531
Expenses
Investment management fees	3,023,553
Distribution and service fees	1,045,776
Accounting and legal services fees	76,912
Transfer agent fees	463,062
Trustees’ fees	8,608
Custodian fees	47,428
State registration fees	40,722
Printing and postage	33,027
Professional fees	41,748
Other	16,631
Total expenses	4,797,467
Less expense reductions	(30,737)
Net expenses	4,766,730
Net investment income	9,102,801
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	38,677,409
Affiliated investments	3,915
38,681,324
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	93,325,622
Affiliated investments	(789)
93,324,833
Net realized and unrealized gain	132,006,157
Increase in net assets from operations	$141,108,958
10	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$9,102,801	$21,825,101
Net realized gain	38,681,324	4,678,892
Change in net unrealized appreciation (depreciation)	93,324,833	(351,446,472)
Increase (decrease) in net assets resulting from operations	141,108,958	(324,942,479)
Distributions to shareholders
From earnings
Class A	(8,409,161)	(39,435,462)
Class C	(788,418)	(5,515,297)
Class I	(3,348,431)	(19,791,064)
Class R6	(139,679)	(412,889)
Total distributions	(12,685,689)	(65,154,712)
From fund share transactions	(103,176,018)	(119,713,029)
Total increase (decrease)	25,247,251	(509,810,220)
Net assets
Beginning of period	688,519,328	1,198,329,548
End of period	$713,766,579	$688,519,328
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	11

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$19.80	$29.71	$34.06	$19.47	$26.12	$26.12
Net investment income[2]	0.27	0.57	0.42	0.42	0.49	0.40
Net realized and unrealized gain (loss) on investments	3.79	(8.82)	(3.02)	14.66	(6.58)	0.18
Total from investment operations	4.06	(8.25)	(2.60)	15.08	(6.09)	0.58
Less distributions
From net investment income	(0.29)	(0.54)	(0.44)	(0.41)	(0.49)	(0.39)
From net realized gain	(0.09)	(1.12)	(1.31)	(0.08)	(0.07)	(0.19)
Total distributions	(0.38)	(1.66)	(1.75)	(0.49)	(0.56)	(0.58)
Net asset value, end of period	$23.48	$19.80	$29.71	$34.06	$19.47	$26.12
Total return (%)[3,4]	20.36[5]	(28.79)	(7.79)	78.08	(23.24)	2.47
Ratios and supplemental data
Net assets, end of period (in millions)	$500	$449	$724	$839	$515	$845
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[6]	1.22	1.23	1.22	1.24	1.24
Expenses including reductions	1.26[6]	1.21	1.22	1.21	1.23	1.23
Net investment income	2.32[6]	2.39	1.36	1.41	2.30	1.58
Portfolio turnover (%)	2	7	11	10	1	4

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
12	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$18.67	$28.09	$32.28	$18.46	$24.79	$24.79
Net investment income[2]	0.18	0.37	0.19	0.20	0.32	0.21
Net realized and unrealized gain (loss) on investments	3.56	(8.31)	(2.86)	13.91	(6.24)	0.19
Total from investment operations	3.74	(7.94)	(2.67)	14.11	(5.92)	0.40
Less distributions
From net investment income	(0.21)	(0.36)	(0.21)	(0.21)	(0.34)	(0.21)
From net realized gain	(0.09)	(1.12)	(1.31)	(0.08)	(0.07)	(0.19)
Total distributions	(0.30)	(1.48)	(1.52)	(0.29)	(0.41)	(0.40)
Net asset value, end of period	$22.11	$18.67	$28.09	$32.28	$18.46	$24.79
Total return (%)[3,4]	19.91[5]	(29.30)	(8.46)	76.91	(23.85)	1.81
Ratios and supplemental data
Net assets, end of period (in millions)	$48	$54	$108	$123	$84	$191
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97[6]	1.96	1.94	1.93	1.96	1.94
Expenses including reductions	1.96[6]	1.96	1.93	1.92	1.95	1.93
Net investment income	1.65[6]	1.64	0.66	0.70	1.54	0.88
Portfolio turnover (%)	2	7	11	10	1	4

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	13

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$19.78	$29.70	$34.05	$19.45	$26.12	$26.12
Net investment income[2]	0.31	0.63	0.51	0.50	0.55	0.48
Net realized and unrealized gain (loss) on investments	3.77	(8.82)	(3.02)	14.67	(6.59)	0.17
Total from investment operations	4.08	(8.19)	(2.51)	15.17	(6.04)	0.65
Less distributions
From net investment income	(0.32)	(0.61)	(0.53)	(0.49)	(0.56)	(0.46)
From net realized gain	(0.09)	(1.12)	(1.31)	(0.08)	(0.07)	(0.19)
Total distributions	(0.41)	(1.73)	(1.84)	(0.57)	(0.63)	(0.65)
Net asset value, end of period	$23.45	$19.78	$29.70	$34.05	$19.45	$26.12
Total return (%)[3]	20.49[4]	(28.61)	(7.52)	78.68	(23.06)	2.78
Ratios and supplemental data
Net assets, end of period (in millions)	$158	$178	$360	$345	$196	$591
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[5]	0.96	0.94	0.93	0.96	0.95
Expenses including reductions	0.96[5]	0.96	0.93	0.92	0.95	0.94
Net investment income	2.65[5]	2.63	1.66	1.68	2.49	1.88
Portfolio turnover (%)	2	7	11	10	1	4

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
14	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$19.78	$29.70	$34.05	$19.45	$26.13	$26.13
Net investment income[2]	0.32	0.64	0.57	0.51	0.57	0.50
Net realized and unrealized gain (loss) on investments	3.79	(8.81)	(3.05)	14.69	(6.60)	0.18
Total from investment operations	4.11	(8.17)	(2.48)	15.20	(6.03)	0.68
Less distributions
From net investment income	(0.34)	(0.63)	(0.56)	(0.52)	(0.58)	(0.49)
From net realized gain	(0.09)	(1.12)	(1.31)	(0.08)	(0.07)	(0.19)
Total distributions	(0.43)	(1.75)	(1.87)	(0.60)	(0.65)	(0.68)
Net asset value, end of period	$23.46	$19.78	$29.70	$34.05	$19.45	$26.13
Total return (%)[3]	20.60[4]	(28.53)	(7.43)	78.86	(22.99)	2.89
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7	$7	$20	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.85	0.83	0.83	0.85	0.83
Expenses including reductions	0.85[5]	0.85	0.82	0.82	0.84	0.82
Net investment income	2.73[5]	2.74	1.85	1.69	2.75	2.00
Portfolio turnover (%)	2	7	11	10	1	4

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	15

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
16	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $3,018.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	17

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.750% of the next $500 million of the fund’s average daily net assets; (c) 0.735% of the next $1 billion of the fund’s average daily net assets; and (d) 0.725% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
18	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$20,836
Class C	2,244
Class I	7,352
Class	Expense reduction
Class R6	$305
Total	$30,737

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $86,422 for the six months ended April 30, 2024. Of this amount, $14,306 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $72,116 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $5,966 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	19

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$763,070	$316,329
Class C	282,706	34,226
Class I	—	112,314
Class R6	—	193
Total	$1,045,776	$463,062
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	605,119	$14,508,854	1,861,888	$41,825,315
Distributions reinvested	302,141	7,686,976	1,463,643	36,026,403
Repurchased	(2,262,848)	(54,036,337)	(5,014,967)	(115,392,956)
Net decrease	(1,355,588)	$(31,840,507)	(1,689,436)	$(37,541,238)
Class C shares
Sold	64,232	$1,412,607	372,227	$8,252,387
Distributions reinvested	31,992	770,375	224,266	5,301,203
Repurchased	(824,076)	(18,540,396)	(1,532,757)	(33,126,630)
Net decrease	(727,852)	$(16,357,414)	(936,264)	$(19,573,040)
Class I shares
Sold	956,784	$22,887,077	4,784,455	$112,273,016
Distributions reinvested	117,457	2,985,472	675,981	16,609,009
Repurchased	(3,360,102)	(79,967,504)	(8,560,449)	(194,005,361)
Net decrease	(2,285,861)	$(54,094,955)	(3,100,013)	$(65,123,336)
20	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	34,660	$823,122	204,165	$4,534,308
Distributions reinvested	5,506	139,679	17,028	412,889
Repurchased	(78,017)	(1,845,943)	(99,247)	(2,422,612)
Net increase (decrease)	(37,851)	$(883,142)	121,946	$2,524,585
Total net decrease	(4,407,152)	$(103,176,018)	(5,603,767)	$(119,713,029)
Affiliates of the fund owned 21% of shares of Class R6 on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $13,206,744 and $112,318,531, respectively, for the six months ended April 30, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	704,126	$13,832,452	$83,623,610	$(90,420,183)	$3,915	$(789)	$108,020	—	$7,039,005
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	21

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Regional Bank Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
22	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	23

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Ryan P. Lentell, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
24	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

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John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
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CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549308	01SA 4/24
6/2024

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	June 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	June 12, 2024
By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 12, 2024